Fair Value Measurements - Unobservable Input Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rolling gross production average	60 days	60 days
Impairment of proved oil and gas properties			$ 17,400
Impairment of goodwill			674
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Accretion expense		$ 0	36
Contingent consideration payable | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 0	0	1,852
Accretion expense		0	36
Revision to estimate		0	(1,888)
Fiscal year closing balance		$ 0	$ 0